DERIVATIVE INSTRUMENTS - Schedule of Gain (Losses) Recognized in Income on Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	$ (63)	$ (249)	$ 24
Derivatives not designated as hedging instruments:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	686	304	7
Derivatives not designated as hedging instruments: | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	556	109	(105)
Derivatives not designated as hedging instruments: | Equity total return swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	1	0	0
Derivatives not designated as hedging instruments: | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	31	39	29
Derivatives not designated as hedging instruments: | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	58	0	1
Derivatives not designated as hedging instruments: | Interest rate options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	26	139	0
Derivatives not designated as hedging instruments: | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	(3)	7	1
Derivatives not designated as hedging instruments: | Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	$ 17	$ 10	$ 81